Prospectus [Line Items]
Risk/Return [Heading]	CLS STRATEGIC GLOBAL EQUITY FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective is long-term growth of capital.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	CLS Strategic Global Equity Fund Class N Shares
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or net asset value of shares redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	CLS Strategic Global Equity Fund Class N Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.72%
Shareholder Servicing Expenses	0.25%
Remaining Other Expenses	0.47%
Acquired Fund Fees and Expenses (Underlying Funds)	0.35%	[1]
Total Annual Fund Operating Expenses	1.82%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds (i.e., exchange traded funds, other open-end mutual funds, and closed-end funds) owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example only accounts for the Fund's expense limitation in place through its expiration period, April 30, 2020, and then depicts the Fund's total annual expenses thereafter. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
CLS Strategic Global Equity Fund | Class N Shares | USD ($)	185	573

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this Prospectus, no portfolio turnover information is presented for the Fund at this time.

Strategy [Heading]	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]

The Fund invests primarily in exchange traded funds (“ETFs”) and open-end mutual funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in Underlying Funds that primarily invest in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. These investments may include smaller and medium capitalization companies.

• Investing under normal market conditions, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in equity securities. This is achieved by investing directly in equities or indirectly by investing in Underlying Funds.

• Investing, under normal market conditions, in securities of issuers located in at least three different countries, and approximately 40% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) in securities of issuers (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S.

The Fund’s strategy will be executed in such a way as maintain a consistent level of risk that is comparable to the Fund’s risk budget benchmark. And because the Fund invests in Underlying Funds that primarily invest in both common stock and securities convertible into or exchangeable for common stock, the Fund’s risk budget benchmark will be included in future performance comparisons to provide a better performance comparison than a broad- based, single asset class benchmark. “Risk budget” is a proprietary risk calculation that measures the risk of each asset in the Fund relative to the global equity market. The Fund’s risk budget benchmark is comprised 60% of the Russell 3000 Index and 40% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The weightings against this benchmark reflect the Fund’s broad exposure to the global equity market. The Russell 3000 Index is an index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.- based equities. The index includes both developed and emerging markets.

For purposes of the Fund’s 80% and 40% policies discussed above, the Fund will “look through” investments in Underlying Funds and will include such investments in their respective percentage totals where the identity of the underlying portfolio securities can be reasonably determined.

CLS continuously monitors the risk of the Fund’s investments and seeks to keep risk of the Fund near that of the risk budget benchmark. CLS’s assessment of a portfolio’s risk evaluates multiple risk factors over various time frames, including the portfolio’s volatility and performance during down periods.

CLS strategically manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes or in a particular security, to keep them within a given range of the style, size, sector, and regional allocations of the benchmark. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance. CLS may sell and replace any Underlying Fund if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Risk [Heading]	Principal Risks of the Fund:
Risk Narrative [Text Block]

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Equity Security Risk: Overall stock market risks may affect the value of the Fund’s investments. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Additionally, the risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries. Emerging market countries are those that are deemed by the World Bank to be low income, middle income, or upper middle income based on per capital gross national income.

Limited History of Operations Risk: The Fund is a new mutual fund and has no history of operations for investors to evaluate.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, CLS may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

Risk Closing [Text Block]	YOU MAY LOSE MONEY BY INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be delivered to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.